Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing and Stock Option Exercise Price
The Company’s practice is generally to grant annual stock awards each year on approximately the fifth trading day following the date that the Company files its Annual Report on Form
10-K
for the prior fiscal year. The timing is designed to ensure that equity awards are granted after the release of material, non-public
information that could result in an increase or decrease in its stock price, even though the dollar value of the equity awards made to award recipients, including our NEOs, is established in advance of the Annual Report on Form
10-K
filing. Supplemental stock awards may be granted throughout the year. Such supplemental stock awards are generally made by determining a dollar value of the equity awards to be made, and then issuing the applicable equity award on the 15th day of the month following such determination based on the closing price as quoted on Nasdaq of the Shares on such 15th day (or next applicable trading day if the stock market is closed on the 15th). Our Talent and Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information about the Company based on equity award grant dates.
Award recipients, including our NEOs, derive value from their stock options based on the appreciation in value of the underlying Shares. Under our 2015 Equity Incentive Plan, all stock options must have an exercise or base price that is not less than the fair market value of the underlying common stock on the date of grant, which is determined based on the closing price, as quoted on Nasdaq, of the Shares on the date the awards are granted.
As required by Item 402(x) of Regulation
S-K
under the Exchange Act, we are providing the following information relating to a stock option granted to Mary Anne Heino, our former CEO who now serves as our Chair of the Board, on May 9, 2024, as her regular annual grant for her services as a non-employee
director following her retirement, as such option was granted within four business days prior to filing a Current Report on Form
8-K
reporting that Dr. Jean-Claude Provost, our former Chief Medical Officer, would no longer be serving in that role.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award (1) ($)
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information

Mary Anne Heino	5/9/2024	4,853	$75.90	$199,992	1.9%

(1)
The option award has a
ten-year
term and vests in full on May 9, 2025. The grant date fair value has been calculated in accordance with FASB ASC Topic 718. The exercise price of the option is equal to the closing price of our common stock on the date of grant.

Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award (1) ($)
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information

Mary Anne Heino	5/9/2024	4,853	$75.90	$199,992	1.9%

(1)
The option award has a
ten-year
term and vests in full on May 9, 2025. The grant date fair value has been calculated in accordance with FASB ASC Topic 718. The exercise price of the option is equal to the closing price of our common stock on the date of grant.

Mary Anne Heino [Member]
Awards Close in Time to MNPI Disclosures
Name	Mary Anne Heino
Underlying Securities	4,853
Exercise Price | $ / shares	$ 75.9
Fair Value as of Grant Date	$ 199,992
Underlying Security Market Price Change	1.9